Premises and Equipment (Tables)	12 Months Ended
Jun. 30, 2018
Premises and Equipment [Abstract]
Schedule of premises and equipment
(in thousands)	2018	2017

Land	$1,693	$1,693
Buildings and improvements	8,100	8,064
Furniture and equipment	2,070	1,963
Automobiles	71	71
	11,934	11,791
Less: accumulated depreciation	6,282	5,981
Balance at end of year	$5,652	$5,810